Income Tax (Details) ¥ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 09, 2022	Oct. 25, 2021	Jan. 01, 2008	Sep. 30, 2018	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Jun. 30, 2026 HKD ($)
Income Tax [Line Items]
Tax rate percentage							25.00%	25.00%
Enterprise income tax years						2 years
Reduction percentage						50.00%
Subsequent year						3 years
Preferential tax rate	5.00%		15.00%			15.00%			5.00%	2.50%	2.50%	5.00%	15.00%
New technology enterprise certificate effective for a period						3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥												¥ 1.0
PRC tax years						5 years
Unrecognized uncertain tax positions (in Dollars)
Hong Kong [Member]
Income Tax [Line Items]
Assessable profits amount (in Dollars)														$ 2.0
Percentage of assessable profits						8.25%
Assessable profits amount (in Dollars)														$ 2.0
Tax rate percentage						16.50%
Withholding tax rate						5.00%
PRC [Member]
Income Tax [Line Items]
Tax rate percentage				25.00%
Research and development expenses percentage					200.00%
Withholding tax rate						10.00%
Nanjing BaiJiaYun [Member]
Income Tax [Line Items]
Reduction percentage						50.00%
Preferential tax rate												5.00%
Wuhan Qiyunshilian [Member]
Income Tax [Line Items]
Preferential tax rate		15.00%
Guizhou BaiJiaYun, Baijiayun Digital Technology, Xi’an BaiJiaYun [Member]
Income Tax [Line Items]
Preferential income tax rate											2.50%
Guangxi Hengsheng, Nanjing Baishilian, Xi’an BaiJiaYun, Henan BaiJiaYun [Member]
Income Tax [Line Items]
Preferential tax rate									5.00%	2.50%
Baijia Cloud Technology [Member]
Income Tax [Line Items]
Preferential income tax rate											5.00%